Treasury risk management - Summary of Currency Derivatives Outstanding (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,416	991
EUR
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	951	958
GBP
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	372	408
USD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	363	764
SEK
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	97	103
CAD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	136	86
PLN
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	42	64
Others
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	181	136